3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounts receivable
	June 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$11,611,000	$6,992,000
Allowance for Doubtful Accounts	(1,067,000)	(950,000)
Accounts Receivable Net	$10,544,000	$6,042,000

Credit and Concentration Risks

Credit and Concentration Risks

There were two customers that represented 60.6% and 73.5% of total sales for the three months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	31.6	21.5
2	29.0	52.0

There were two customers that represented 64.9% and 67.1% of total sales for the six months ended June 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	33.7	47.9
2	31.2	19.2

There were four customers that represented 69.8% of gross accounts receivable at June 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	June	December
	2012	2011
	(Unaudited)
1	26.6	18.3
2	19.7	12.9
3	11.8	26.2
4	11.7	13.3
5	*	11.5

* Customer was less than 10% of receivables at June 30, 2012

Earnings per share	The following securities have been excluded from the calculation as their effect would be anti-dilutive:
	June 30,	June 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865